UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Top Flight Fund

September 30, 2004

23 November 2004

Dear Fellow Shareholders:

The Top Flight Fund’s performance during the year ended September 30, 2004 was positive, yet lower than the S&P 500 Index.  This can be attributed to selling short in a rising market environment.  As the bull market has matured, the Fund has allocated a greater portion of its assets to equity short sales.  Although the Fund held no short positions on September 30, 2004, the Fund has spent much of the last twelve months between 20% and 40% short.

The Fund’s strategy has continued to generate returns that are not highly correlated with market indices or traditional investment strategies.  The Fund emphasized large-cap value stocks for the majority of the fiscal year.  Valuation measures, especially price-to-book, repurchase plans, and earnings surprises were the dominant factors driving equity performance at fiscal year-end.

The portfolio continues to turn over at a remarkably high rate; however, the cost of trading continues to decrease.  As a percentage of net assets, the total cost of commissions in the quarter ending September 30, 2004 was the lowest since the Fund’s inception December 31, 2002.

The bull market that has seen stocks rally a significant distance from the lows of October 2002 is now very mature.  Although dependent on investor sentiment and the economy, the bull market may be months away from its demise.  The greatest danger to the equities market, in my opinion, is an increase in interest rates due to the global economic boom.  In the event of a sharp rate increase, consumers that are already highly leveraged will likely slow their spending habits—a trend that could turn an inflationary event quickly into a deflationary one, given the current level of real rates and the deflationary drag of the nation’s enormous debt load.

The Fund will continue to utilize short selling in accordance with its prospectus as it seeks to protect performance against sharp market declines, as specified by its investment model.  I believe the ability of this model to perform well in any market environment distinguishes the Top Flight Fund from its peers.

I would like to extend my appreciation to you for the trust you have placed in me.

Sincerely,

/s/Jonathan N. Ferrell

President

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Comparison of Changes in Value of $10,000 Since Inception (December 31, 2002)

Top Flight Fund

Average Annual Total Return

For the Year ended September 30, 2004: 8.43%

Since Inception through September 30, 2004:  28.97%

S&P 500 Index

Average Annual Total Return

For the Year ended September 30, 2004: 11.91%

Since Inception through September 30, 2004:   14.51%

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Standard & Poor’s 500 Index made on December 31, 2002 (commencement of operations).  The Fund’s return represents past performance and does not predict future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The Standard & Poor’s 500 Index does not reflect expenses, which have been deducted from the Fund’s return.  Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus.  Please read the prospectus carefully before you invest or send money.

Top Flight Fund

		Schedule of Investments
		September 30, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
10,500	Rockwell Collins, Inc.	$ 389,970	2.04%

Biological Products
19,000	Protein Design Labs, Inc. *	372,020	1.95%

Computer Storage Devices
28,100	Seagate Technology	379,912	1.99%

Computer Terminals
12,500	Palmone, Inc. *	380,500	1.99%

Crude Petroleum & Natural Gas
7,000	Anadarko Petroleum Corp.	464,520	2.43%

Functions Related to Depositor
9,300	Euronet Worldwide, Inc. *	174,096	0.91%

General Building Contractors
4,975	Technical Olympic USA, Inc.	140,494	0.74%

Instruments for Measuring & Testing
8,100	ADE Corp. *	138,024	0.72%

Leather & Leather Products
8,700	Coach, Inc. *	369,054	1.93%

Metal Mining
6,800	Southern Peru Copper Corp.	351,288	1.84%

Mortgage Bankers and Loan Correspondents
11,200	Countrywide Financial Corp.	441,168
8,700	New Century Financial Corp.	523,914
		965,082	5.06%

Motor Vehicles & Passenger Car
6,000	Paccar, Inc.	414,720	2.17%

Oil & Gas Field Exploration
12,600	PetroKazakhstan, Inc.	431,802	2.26%

Operative Builders
4,000	Beazer Homes USA, Inc.	427,560
12,200	D R Horton, Inc.	403,942
2,400	KB Home	202,776
200	Meritage Homes Corp. *	15,720
400	Standard-Pacific Corp.	22,548
		1,072,546	5.62%

Optical Instruments & Lenses
6,227	August Technology Corp. *	42,779	0.22%

Ordinance & Accessories
12,000	Taser International, Inc. *	450,600	2.36%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,900	Zimmer Holdings, Inc. *	387,296	2.03%

Personal Credit Institutions
5,900	Capital One Financial Corp.	436,010	2.28%

Pharmaceutical Preparations
14,200	Bentley Pharmaceuticals, Inc. *	150,378
9,900	Bradley Pharmaceuticals, Inc. *	201,465
24,600	Encysive Pharmaceuticals, Inc. *	222,138
18,400	Endo Pharmaceuticals Holdings, Inc. *	337,824
7,200	Genentech, Inc. *	377,424
6,200	Kos Pharmeceuticals, Inc. *	220,782
12,200	Pfizer, Inc.	373,320
9,500	Par Pharmaceutical Companies, Inc. *	341,335
		2,224,666	11.65%
Printed Circuit Boards
30,100	Flextronics International, Ltd.*	398,825	2.09%

Radio & TV Broadcasting & Communications
19,700	Orbital Sciences Corp. *	224,974
9,900	Qualcomm, Inc.	386,496
18,700	Tekelec *	311,916
		923,386	4.84%
Real Estate Investment Trusts
4,100	Redwood Trust, Inc.	255,922	1.34%

Retail-Radio, TV & Consumer Electronics
7,200	Best BUY Co., Inc.	390,528	2.05%

Retail-Women's Clothing Stores
10,650	Wet Seal, Inc. Class A *	17,679	0.09%

Savings Institution, Federally
5,500	Westcorp, Inc.	233,860	1.23%

Sawmills & Planting Mills, General
14,700	Louisiana-Pacific Corp.	381,465	2.00%

Semiconductors & Related Devices
13,500	Cree, Inc. *	411,750
40,000	Cypress Semiconductor Corp.*	353,600
15,000	Marvel Technology Group, Inc. SHS *	391,950
16,700	Integrated Circuit Systems, Inc. *	359,050
64,500	RF Micro Devices, Inc. *	408,930
		1,925,280	10.09%
Services-Computer Integrated
7,600	CACI International, Inc. *	401,128
11,158	Sonic Solutions *	182,099
		583,227	3.06%
Services-Computer Programming
13,200	Cognizant Technology Solutions Corp. *	402,732	2.11%

Services-Motion Picture
20,000	New Frontier Media, Inc. *	154,200	0.81%

Steel Works, Blast Furnaces
4,600	Nucor Corp.	420,302
12,000	Steel Dynamics, Inc.	463,440
10,000	United States Steel Corp.	376,200
		1,259,942	6.60%
Telephone & Telegraph Apparatus
17,400	Ditech Communications Corp. *	389,586
116,200	Lucent Technologies, Inc. *	368,354
111,200	Nortel Networks Corp. *	378,080
39,000	Tellabs, Inc. *	358,410
		1,494,430	7.83%

Telephone Communications
14,600	SBC Communications, Inc.	378,870
19,000	Sprint Fon Group	382,470
13,900	Turkcell Iletisim Hizmetleri AS	155,819
15,000	Tele Centro Oeste Celular SA	153,000
		1,070,159	5.61%

	Total for Common Stock (Cost -$ 18,356,311)	19,077,014	99.94%

	Total Investments (Cost -$ 18,356,311)	19,077,014	99.94%

	Other Assets Less Liabilities	11,721	0.06%

	Net Assets	$ 19,088,735	100.00%

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Assets and Liabilities
September 30, 2004

Assets:
Investment Securities at Market Value	$ 19,077,014
(Cost -$ 18,356,311)
Receivables:
Receivable for Securities Sold	6,531,439
Dividends and Interest	15,404
Prepaid Expenses	14,536
Total Assets	25,638,393
Liabilities:
Accrued Expenses	24,799
Transfer Agent & Fund Accounting Fees Payable	2,337
Advisory Fee Payable	30,846
Payable for Securities Purchased	6,440,292
Payable to Custodian Bank	51,384
Total Liabilities	6,549,658
Net Assets	$ 19,088,735
Net Assets Consist of:
Paid In Capital	17,791,223
Accumulated Undistributed Realized Gain on Investments - Net	576,809
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	720,703
Net Assets, for 1,645,908 Shares Outstanding	$ 19,088,735
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price and Redemption Price
Per Share ($19,088,735/1,645,908 shares)	$ 11.60

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Operations
For the year ended September 30, 2004
Investment Income:
Dividends (Net of $2,066 foreign withholding taxes)	$191,354
Interest	49,351
Total Investment Income	240,705
Expenses: (Note 3)
Management Fees	350,358
Custodial Fees	23,677
Transfer Agent & Fund Accounting Fees	30,836
Audit Fees	22,028
Legal Fees	32,056
Printing & Mailing Fees	4,507
Registration and Blue Sky Fees	22,055
Trustee Fees	12,153
Dividends on Securities Sold Short	36,865
Miscellaneous Expenses	1,006
Insurance Expense	1,006
Interest Expense	7,330
Total Expenses	543,877

Net Investment Loss	(303,172)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	1,367,295
Realized Gain (Loss) on Securities Sold Short	49,437
Change in Unrealized Appreciation (Depreciation) on Investment Securities	252,680
Net Realized and Unrealized Gain (Loss) on Investments	1,669,412

Net Increase (Decrease) in Net Assets from Operations	$ 1,366,240

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statements of Changes in Net Assets
	10/1/2003	12/31/2002 **
	to	to
	9/30/2004	9/30/2003
From Operations:
Net Investment Loss	$ (303,172)	$ (138,751)
Net Realized Gain (Loss) on Investment Securities	1,367,295	3,723,040
Net Realized Gain (Loss) on Securities Sold Short	49,437	(44,326)
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities	252,680	236,304
Change in Net Unrealized Appreciation (Depreciation) on Securities Sold Short	0	231,719
Increase (Decrease) in Net Assets from Operations	1,366,240	4,007,986

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(4,076,714)	0
Change in Net Assets from Distributions	(4,076,714)	0

From Capital Share Transactions:
Proceeds From Sale of Shares	8,704,674	13,667,202
Shares Issued on Reinvestment of Distributions	4,076,714	0
Cost of Shares Redeemed	(5,531,479)	(3,225,888)
Net Increase (Decrease) from Shareholder Activity	7,249,909	10,441,314

Net Increase (Decrease) in Net Assets	4,539,435	14,449,300

Net Assets at Beginning of Period	14,549,300	100,000
Net Assets at End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 19,088,735	$ 14,549,300

Share Transactions:
Issued	718,196	1,291,443
Reinvested	369,268	0
Redeemed	(453,570)	(289,429)
Net increase (decrease) in shares	633,894	1,002,014
Shares outstanding beginning of period	1,012,014	10,000
Shares outstanding end of period	1,645,908	1,012,014

**Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	10/1/2003	12/31/2002 **
	to	to
	9/30/2004	9/30/2003
Net Asset Value -
Beginning of Period	$ 14.38	$ 10.00
Net Investment Loss	(0.20)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	1.22	4.53
Total from Investment Operations	1.02	4.38

Distributions from Net Realized Gains	(3.80)	0.00
Total from Distributions	(3.80)	0.00

Net Asset Value -
End of Period	$ 11.60	$ 14.38
Total Return ***	8.43%	43.80%

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)	19,089	14,549

Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	2.83%	3.01%
Ratio of Dividend Expense on Securities Sold Short	0.20%	0.01%
Ratio of Expenses to Average Net Assets	3.03%	3.02%	*
Ratio of Net Income to Average Net Assets	-1.69%	-1.75%	*
Portfolio Turnover Rate	4874.52%	3111.32%

* Annualized
** Commencement of Operations
*** Total returns in the above table represent the rate that the investor would have earned or lost on an investment assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002, (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in common stocks and exchange traded funds.  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade basis. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

FEDERAL INCOME TAXES:

There is no provision for federal income tax.  The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized short-term gains.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Rock Canyon Advisory Group, Inc. (“the Adviser”).  The Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the year ended September 30, 2004, the Adviser earned management fees totaling $350,358. At September 30, 2004 the Fund owed the Adviser an amount of $30,846.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell is a control person of the Adviser, and also serves as a trustee and officer of the Fund.  Mr. Ferrell benefits from management fees paid to the Adviser by the Fund.

David Young was a registered representative of Delta Equity Services Corp. ("Delta") until July 27, 2004, and is now a registered representative of Golden Beneficial Securities, Inc. (“Golden”). Delta, in its capacity as a registered broker-dealer, effected substantially all securities transactions for the Fund that were executed on a national securities exchange or over-the-counter through July 2004.  Golden, in its capacity as a registered broker-dealer, currently executes a significant of the Fund’s securities transactions.  Mr. Young is also the President of Paragon Capital Management, Inc. (“Paragon”), a registered investment adviser. Paragon has and may continue to recommend the Fund to its clients.  The officers of the Fund believe that, as of September 30, 2004, clients of Paragon owned a majority of the shares of the Fund.  If Paragon has discretionary authority over its clients’ accounts, Paragon may be deemed to beneficially own the shares indirectly and control the Fund. To the extent brokerage transactions were placed with Delta and Golden, Mr. Young received a portion of the commissions. Until April 2004, the Adviser rented office space from Paragon.

Mr. Ferrell is also a partner of another investment advisory firm, Marriott Affiliated Capital Partners (“MACP”), effective January 1, 2004.  Prior to October 2004, Todd Draney, another partner of MACP, was a registered representative at GBS Securities (“GBS”).  The Fund executed trades through GBS during the year ended September 30, 2004, and Mr. Draney received a portion of the commissions.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agent services.   An owner and officer of MSS is also an officer of the Trust.  For the year ended September 30, 2004, MSS earned $30,836 for fund accounting and transfer agency services.  At September 30, 2004, the Fund owed $2,337 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid-in-capital at September 30, 2004, was $17,791,223 representing 1,645,908 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $690,381,218 and $681,225,140, respectively.  Purchases and sales of securities sold short aggregated $78,108,797 and $77,990,801, respectively.  Purchases and sales of U.S. Government obligations aggregated $13,047,148 and $15,611,552, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2004, was $18,500,530. The difference between book cost and tax cost consist of wash sales in the amount of $144,219.

At September 30, 2004, the composition of gross unrealized appreciation (the excess of value over tax cost) and gross unrealized depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,011,479	($434,995)	$576,484

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 97% of the Fund.

The officers of the Fund believe that a majority of the shares held by Charles Schwab & Co. , Inc. were held for the benefit of clients of Paragon Capital Management, Inc. If Paragon Capital Management, Inc. has discretionary authority over its clients’ accounts, Paragon Capital Management, Inc. may be deemed to beneficially own the shares indirectly and control of the Fund.

8.) DISTRIBUTION TO SHAREHOLDERS

On December 15, 2003, a distribution of $3.80 per share was declared. The distribution was paid on December 17, 2003, to shareholders of record December 16, 2003.

The tax character of distributions paid during 2004 and 2003 was as follows:

	2004	2003
Distributions paid from:
Ordinary income	$ 4,076,714	$ 0
Long-term capital gain	0	0
	$ 4,076,714	$ 0

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$721,028
Undistributed long-term capital
gain/(accumulated losses)	0
Unrealized appreciation/(depreciation)	576,484
Total	$1,297,512

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

9.) CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s auditors upon selection of replacement auditors.

On July 2, 2004, the Board and the Fund’s Audit Committee selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending September 30, 2004 to be effective upon resignation of McCurdy.

On August 5, 2004, upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Fund’s financial statements for the period ended September 30, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period stated above and through the term of engagement with McCurdy, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items that (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in a paragraph (a)(1)(iv) of Item 304 Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

TOP FLIGHT FUND

SEPTEMBER 30, 2004

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) by calling the Fund at 1-800-869-1679 or visiting our website at  www.rockcanyonadvisors.com and on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

Top Flight Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Top Flight Fund (“the Fund”), a series of Rock Canyon Funds, as of September 30, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets and the financial highlights for the period December 31, 2002 (commencement of operations) through September 30, 2003 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Account Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of September 30, 2004 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Top Flight Fund as of September 30, 2004, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy

Westlake, Ohio

November 19, 2004

TOP FLIGHT FUND

SEPTEMBER 30, 2004

Expense Example

As a shareholder of the Top Flight Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Top Flight Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2004	September 30, 2004	April 1,2004 to September 30,2004

Actual	$1,000.00	$983.05	$13.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.93	$13.21

* Expenses are equal to the Fund's annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of December 31, 2003, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Ray J. Meyers 301 East 925 North American Fork, UT 84003 Year of Birth: 1957	Trustee since December 2002

President and owner of Elemental Technologies, Inc., a computer programming firm, since April 1999; Sole proprietor of Meyers Associates, a computer programming firm, from October 1997 until April 1999.

Jeffery C. Beck 891 North 200 East American Fork, UT 84003 Year of Birth: 1963	Trustee since December 2002	Senior Auditor, Department of Defense, Defense Contract Audit Agency, from February 1988 to present.
Paul R. Ressler 942 North 240 East American Fork, UT 84003 Year of Birth: 1966	Trustee since December 2002

Marketing Representative, CapSoft, a computer software firm, from May 1993 to January 2002; Marketing Representative, MyGo USA, a toy manufacturer, from January 2002 to April 2002; Marketing Representative, Pukka USA, a toy manufacturer, Inc. from April 2002 to present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jonathan N. Ferrell[1] 1384 West State Rd. Pleasant Grove, UT 84064 Year of Birth: 1973	President since December 2002; Trustee since November 2002

President of the Fund’s adviser since December 2002.  Analyst with Paragon Capital Management, Inc., a registered investment advisory firm, from December 1997 until April 1999; Registered Representative with Delta Equity Services, Inc., a registered investment advisory firm, September 2002 until November 2002; Director Paragon Capital Management, Inc., April 1999 until December 2002.

James R. Boden 1384 West State Rd. Pleasant Grove, UT 84064 Year of Birth: 1974	Secretary, Treasurer and Chief Financial Officer since February 2004

Treasurer of the Fund’s adviser since February 2004.  CFO of Identity Systems, a _______ company, since ____.  Oracle Functional Analysts with Alpha Natural Resources, a coal mining company, from April 2003 to January, 2004.  Various positions  (most recently CFO) with Computer Connections Plus, a technology consulting company, from November 2001 to April 2003. Web developer for Integrated Information Systems, a technology consulting company, from May 2000 to August 2001.   Prior to that time, student at Brigham Young University.

Melissa Murchison 1384 West State Rd. Pleasant Grove, UT 84064 Year of Birth: ____	Chief Compliance Officer since September 2004	Director of Client Services/Marketing for Paragon Capital Management, Inc. from September 1995 to September 2004.

1 Mr. Ferrell is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund’s adviser.

Board of Trustees

Jeffrey C. Beck

Larry D. Cox, CPA

Jonathan N. Ferrell

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Rd.

Pleasant Grove, UT  84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

Cohen McCurdy Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Jeff Beck is an audit committee financial expert.  Mr. Beck is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements

Item 4. Principal Accountant Fees and Services.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 14,875

FY 2004

$ 16,105

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2003

$ 550

FY 2004

$ 1760

Nature of the fees:

Federal tax returns and Excise tax return.

(d)

All Other Fees

Registrant

FY 2003

$ 1281

FY 2004

$ 490

Nature of the fees:

For fiscal year 2003 a board meeting, review of dividend calculation and consent.  For fiscal year 2004 semi-annual report.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 1831

FY 2004

$ 2250

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date December 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date December 3, 2004

By /s/James Boden

*James Boden

Chief Financial Officer

Date December 3, 2004

* Print the name and title of each signing officer under his or her signature.